Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Accrued consulting and professional fees	$ 387	$ 119
Accrued research and development current	453	235
Accrued interest on convertible notes	373	0
Other	241	83
Accrued expenses	$ 1,454	$ 437